Share Option and Restricted Share Unit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Activity in the Company's 2015 Plan

The following is a summary of activity in the Company’s 2015 Plan for the years ended December 31, 2015, 2014, and 2013:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2012	965,928	$21.87
Options granted during the period	213,907	$38.36
Options exercised during the period	(207,191)	$17.46
Options forfeited during the period	(29,262)	$26.63

Balances, December 31, 2013	943,382	$26.43
Options granted during the period	225,865	$34.14
Options exercised during the period	(131,076)	$19.07
Options expired during the period	(54,976)	$17.06
Options forfeited during the period	(22,164)	$32.91

Balances, December 31, 2014	961,031	$29.63
Options granted during the period	257,428	$14.20
Options exercised during the period	(32,495)	$11.90
Options expired during the period	(6,532)	$30.99
Options forfeited during the period	(20,086)	$33.70

Balances, December 31, 2015	1,159,346	$26.62

Options exercisable at December 31, 2015	561,736	$27.85

Options vested and expected to vest at December 31, 2015	1,117,151	$26.75

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2012	1,011,406	$19.13
Share units granted during the period	223,492	$33.84
Share units vested during the period	(488,860)	$16.16
Share units forfeited during the period	(42,135)	$19.91

Balances, December 31, 2013	703,903	$24.57
Share units granted during the period	235,162	$29.85
Share units vested during the period	(281,438)	$21.05
Share units forfeited during the period	(24,409)	$27.39

Balances, December 31, 2014	633,218	$27.99
Share units granted during the period	277,336	$13.01
Share units vested during the period	(272,945)	$26.00
Share units forfeited during the period	(20,086)	$30.31

Balances, December 31, 2015	617,523	$21.70

Share units outstanding and expected to vest at December 31, 2015	575,013	$21.10

Summary of Information About Share Options Exercisable and Outstanding

The following table summarizes information about share options exercisable and outstanding at December 31, 2015:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices:
$7.10	16,757	$7.10	16,757	$7.10
$14.17	256,928	$14.17	—	$14.17
$16.50 - $16.97	105,052	$16.73	105,052	$16.73
$27.68	500	$27.68	—	$27.68
$28.05 - $28.54	356,370	$28.26	279,070	$28.26
$31.34	10,000	$31.34	7,500	$31.34
$34.14	218,178	$34.14	54,990	$34.14
$38.36	195,561	$38.36	98,367	$38.36

	1,159,346	$26.62	561,736	$27.85

Fair Value of Stock Option Granted Assumptions Used

The fair value of each share option granted under the 2015 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2015, 2014 and 2013 with the following assumptions:

	2015	2014	2013
Risk-free interest rates	1.8%	1.6%	1.3%
Expected terms (in years)	5.2	5.0	5.0
Expected common share price volatilities	44.5%	54.7%	58.2%
Expected dividends	6.8%	5.5%	4.9%
Expected forfeitures	4.0%	3.4%	3.4%